Revenue from Customers (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020 USD ($) customer D	Dec. 31, 2019 USD ($) customer
Concentration Risk [Line Items]
Standard payment terms | D					14
Number of customers | customer					2	3
Revenue recognized over time
Concentration Risk [Line Items]
Percentage of revenue					66.00%	54.00%
Revenue recognized point in time
Concentration Risk [Line Items]
Percentage of revenue					34.00%	46.00%
Revenue
Concentration Risk [Line Items]
Reduction in revenue | $					$ 2.4	$ 0.5
Revenue | Customer concentration | U.S.
Concentration Risk [Line Items]
Concentration percentage					100.00%	100.00%
Revenue | Customer concentration | Customer
Concentration Risk [Line Items]
Concentration percentage	10.00%	10.00%	10.00%	10.00%
Revenue | Customer concentration | Customer one
Concentration Risk [Line Items]
Concentration percentage					20.70%	39.50%
Revenue | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration percentage					12.20%	12.90%
Revenue | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration percentage					10.00%	11.60%